VARIABLE INTEREST ENTITIES (VIEs) (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		6 Months Ended
	May 23, 2016	Nov. 30, 2015	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Variable Interest Entity [Line Items]
Interest expense			$ 18,856	$ 19,915	$ 37,103	$ 33,611
Net cash used in financing activities					$ 72,778	5,576
Golar | Golar Tundra
Variable Interest Entity [Line Items]
Purchase price	$ 330,000
Eskimo SPV Agreement | Golar Eskimo
Variable Interest Entity [Line Items]
Lease term					10 years
Interest expense			2,000	$ 1,900	$ 3,800	$ 4,200
Net cash used in financing activities			$ 6,200		12,200
Eskimo SPV Agreement | Golar Eskimo | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Sales value					285,000
Tundra SPV Agreement | Golar Tundra | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Sales value		$ 254,600			$ 254,600